Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2025
Concentrations of Credit Risk [Abstract]
Schedule of Customer Concentration Estimated Renewal Commissions

Customers accounting for 10% or more of total net revenues excluding estimated renewal commissions are as follows:

	Years ended December 31,
	2023	% of sales	2024	% of sales	2025	% of sales
	RMB		RMB		RMB
Sinatay Life Insurance Co., Ltd. (“Sinatay”)	438,026	15.9%	177,868	12.8%	99,290	13.5%
Fanhua RONS Insurance Sales & Service Co., Ltd.	*	*	*	*	73,738	10.0%
Aeon Life Insurance Co., Ltd. (“Aeon”).	295,217	10.7	*	* %	*	*
Ping An Property & Casualty Insurance Company of China, Ltd. (“Ping An”)	*	*	175,205	12.6%	*	*
Ruizhong Life Insurance Co., Ltd.	*	*	*	*	*	*
Subtotal	733,243	25.6%	353,073	25.4%	173,028	23.5%

*	represented less than 10% of total net revenues for the year.

Customers which accounted for 10% or more of gross accounts receivable excluding estimated renewal commissions are as follows:

	As of December 31,
	2024	%	2025	%
Sinatay	29,567	30.7%	14,136	20.9%
Fanhua RONS Insurance Sales & Service Co., Ltd.	29,063	30.2%	12,247	18.1%
AVIVA-COFCO Life Insurance Co., Ltd.	*	*	9,795	14.5%
Ruizhong Life Insurance Co., Ltd.	10,291	10.7%	8,602	12.7%
Subtotal	68,921	71.6%	44,780	66.2%

*	represented less than 10% of accounts receivable as of the year end.